Operations - Additional Information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Profit (loss) from discontinued operations	R$ (37,900)	R$ (3,527,670)	R$ 45,800
SimplesVet
Disclosure of operating segments [line items]
Profit (loss) from discontinued operations	56,588
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation	157,991
Net carrying amount of assets and liabilities of businesses classified as held for sale	R$ 3,229,817
ACP Investments Ltd [Member]
Disclosure of operating segments [line items]
Percentage of equity interest acquired	6.01%
Proportion of voting rights held in subsidiary	37.85%